SHARE CAPITAL (Details 3)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
IfrsStatementLineItems [Line Items]
Number of options outstanding	1,580,826	1,601,657	1,173,320	1,213,320
Number of options exercisable	1,163,048
Range 1 [Member]
IfrsStatementLineItems [Line Items]
Number of options outstanding	83,333
Number of options exercisable	83,333
Exercise price | $ / shares	$ 5.25
Remaining contractual life	3 months 3 days
Expiry date	Apr. 04, 2023
Range 2 [Member]
IfrsStatementLineItems [Line Items]
Number of options outstanding	83,333
Number of options exercisable	83,333
Exercise price | $ / shares	$ 4.35
Remaining contractual life	3 months 25 days
Expiry date	Apr. 26, 2023
Range 3 [Member]
IfrsStatementLineItems [Line Items]
Number of options outstanding	83,333
Number of options exercisable	83,333
Exercise price | $ / shares	$ 4.35
Remaining contractual life	4 months 28 days
Expiry date	May 29, 2023
Range 4 [Member]
IfrsStatementLineItems [Line Items]
Number of options outstanding	166,666
Number of options exercisable	166,666
Exercise price | $ / shares	$ 2.40
Remaining contractual life	1 year 18 days
Expiry date	Jan. 17, 2024
Range 5 [Member]
IfrsStatementLineItems [Line Items]
Number of options outstanding	233,333
Number of options exercisable	233,333
Exercise price | $ / shares	$ 1.50
Remaining contractual life	1 year 10 months 17 days
Expiry date	Nov. 15, 2024
Range 6 [Member]
IfrsStatementLineItems [Line Items]
Number of options outstanding	16,666
Number of options exercisable	16,666
Exercise price | $ / shares	$ 1.56
Remaining contractual life	1 year 10 months 28 days
Expiry date	Nov. 28, 2024
Range 7 [Member]
IfrsStatementLineItems [Line Items]
Number of options outstanding	24,999
Number of options exercisable	24,999
Exercise price | $ / shares	$ 1.20
Remaining contractual life	2 years 4 months 2 days
Expiry date	May 04, 2025
Range 8 [Member]
IfrsStatementLineItems [Line Items]
Number of options outstanding	66,664
Number of options exercisable	66,664
Exercise price | $ / shares	$ 6.15
Remaining contractual life	2 years 10 months 24 days
Expiry date	Nov. 23, 2025
Range 9 [Member]
IfrsStatementLineItems [Line Items]
Number of options outstanding	333,333
Number of options exercisable	333,333
Exercise price | $ / shares	$ 6.51
Remaining contractual life	3 years 10 days
Expiry date	Jan. 11, 2026
Range 10 [Member]
IfrsStatementLineItems [Line Items]
Number of options outstanding	41,666
Number of options exercisable	34,722
Exercise price | $ / shares	$ 9.36
Remaining contractual life	3 years 1 month 2 days
Expiry date	Jan. 31, 2026
Range 11 [Member]
IfrsStatementLineItems [Line Items]
Number of options outstanding	60,000
Number of options exercisable	30,000
Exercise price | $ / shares	$ 7.24
Remaining contractual life	3 years 3 months 25 days
Expiry date	Apr. 26, 2026
Range 12 [Member]
IfrsStatementLineItems [Line Items]
Number of options outstanding	40,000
Number of options exercisable	6,666
Exercise price | $ / shares	$ 2.98
Remaining contractual life	4 years 3 months
Expiry date	Mar. 30, 2027
Range 13 [Member]
IfrsStatementLineItems [Line Items]
Number of options outstanding	250,000
Number of options exercisable
Exercise price | $ / shares	$ 1.50
Remaining contractual life	2 years 8 months 23 days
Expiry date	Sep. 21, 2025
Range 14 [Member]
IfrsStatementLineItems [Line Items]
Number of options outstanding	97,500
Number of options exercisable
Exercise price | $ / shares	$ 1.30
Remaining contractual life	4 years 10 months 24 days
Expiry date	Nov. 24, 2027